Subsequent Events - Drilling Contracts (Details) (Eirik Raude, USD $) In Thousands, unless otherwise specified	0 Months Ended	2 Months Ended		1 Months Ended
	Jan. 09, 2013 ExxonMobil Number_of_Wells	Mar. 03, 2013 European Hydrocarbons	Jan. 09, 2013 Option ExxonMobil Number_of_Wells	Feb. 01, 2013 Option Lukoil Number_of_Wells
Subsequent Event [Line Items]
Number of wells	1		3	4
Maximum estimated duration	6 months			12 months
Commencement date	First quarter of 2013			Second half of 2013
Proceeds from contract termination		$ 14,500
Non recoverable revenue		$ 11,700